SHARE CAPITAL AND RESERVES - Options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2025 Options $ / shares shares	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 Options $ / shares
SHARE CAPITAL AND RESERVES
Stock options outstanding, number outstanding | Options	7,631,500	10,556,750	12,279,125
Stock options outstanding, weighted average exercise price	$ 2.85	$ 4.5	$ 3.97
Stock options exercisable, number outstanding | Options	4,818,723	10,393,250
Stock options exercisable, weighted average exercise price	$ 3.29	$ 4.48
Share purchase options
SHARE CAPITAL AND RESERVES
Shares reserved for future issuance (in shares) | shares	7,631,500
Number of common shares available (in shares) | shares	26,601,466
Exercise price range, $1.00 to $1.67
SHARE CAPITAL AND RESERVES
Stock options outstanding, number outstanding | Options	5,388,139
Stock options outstanding, weighted average remaining contractual life (days)	1335 days
Stock options outstanding, weighted average exercise price	$ 1.53
Stock options exercisable, number outstanding | Options	1,375,000
Stock options exercisable, weighted average remaining contractual life (days)	198 days
Stock options exercisable, weighted average exercise price	$ 1.39
Exercise price range, $1.00 to $1.67 | Minimum
SHARE CAPITAL AND RESERVES
Range of Exercise Prices	1
Exercise price range, $1.00 to $1.67 | Maximum
SHARE CAPITAL AND RESERVES
Range of Exercise Prices	$ 1.67
Exercise price range, $2.40 - $4.59
SHARE CAPITAL AND RESERVES
Stock options outstanding, number outstanding | Options	1,424,861
Stock options outstanding, weighted average remaining contractual life (days)	1206 days
Stock options outstanding, weighted average exercise price	$ 0.57
Stock options exercisable, number outstanding | Options	7,942,750
Stock options exercisable, weighted average remaining contractual life (days)	1083 days
Stock options exercisable, weighted average exercise price	$ 4.59
Exercise price range, $2.40 - $4.59 | Minimum
SHARE CAPITAL AND RESERVES
Range of Exercise Prices	2.4
Exercise price range, $2.40 - $4.59 | Maximum
SHARE CAPITAL AND RESERVES
Range of Exercise Prices	$ 4.59
Exercise price range, $5.00 - $6.79
SHARE CAPITAL AND RESERVES
Stock options outstanding, number outstanding | Options	678,500
Stock options outstanding, weighted average remaining contractual life (days)	514 days
Stock options outstanding, weighted average exercise price	$ 0.52
Exercise price range, $5.00 - $6.79 | Minimum
SHARE CAPITAL AND RESERVES
Range of Exercise Prices	5
Exercise price range, $5.00 - $6.79 | Maximum
SHARE CAPITAL AND RESERVES
Range of Exercise Prices	$ 6.79
Exercise price range, $8.04 - $8.98
SHARE CAPITAL AND RESERVES
Stock options outstanding, number outstanding | Options	140,000
Stock options outstanding, weighted average remaining contractual life (days)	317 days
Stock options outstanding, weighted average exercise price	$ 0.16
Stock options exercisable, number outstanding | Options	1,239,000
Stock options exercisable, weighted average remaining contractual life (days)	606 days
Stock options exercisable, weighted average exercise price	$ 7.31
Exercise price range, $8.04 - $8.98 | Minimum
SHARE CAPITAL AND RESERVES
Range of Exercise Prices	8.04
Exercise price range, $8.04 - $8.98 | Maximum
SHARE CAPITAL AND RESERVES
Range of Exercise Prices	$ 8.98